Real Estate Future Minimum Contractual Rent Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Schedule of future minimum net rent payments
2015	$ 163,671
2016	168,714
2017	169,469
2018	161,590
2019	144,092
Thereafter	610,435
Total	$ 1,417,971